Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Other comprehensive loss:
Foreign currency translation adjustment	128	(2,215)	(2,373)	(123)	(1,255)	418	(896)	(2,496)	(478)	(4,711)	(1,733)	(2,927)	(1,901)
Comprehensive loss	$ (18,362)	$ (16,492)	$ (13,163)	$ (11,695)	$ (5,628)	$ (5,784)	$ (2,895)	$ (24,858)	$ (8,679)	$ (41,350)	$ (14,307)	$ (109,127)	$ (26,677)